SEGMENT AND GEOGRAPHIC INFORMATION - Disaggregated revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of products and services [line items]
Sales	$ 35,536	$ 25,820
Other
Disclosure of products and services [line items]
Sales	9	7
NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	5,755	7,023
Brazil | Operating segments
Disclosure of products and services [line items]
Sales	4,861	2,398
Europe | Operating segments
Disclosure of products and services [line items]
Sales	19,990	13,428
ACIS | Operating segments
Disclosure of products and services [line items]
Sales	4,170	2,440
Mining | Operating segments
Disclosure of products and services [line items]
Sales	751	524
Steel sales
Disclosure of products and services [line items]
Sales	31,526	23,187
Steel sales | Other
Disclosure of products and services [line items]
Sales	0	0
Steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	5,594	6,669
Steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	4,588	2,221
Steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	17,874	12,212
Steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	3,470	2,085
Steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales
Disclosure of products and services [line items]
Sales	2,183	1,101
Non-steel sales | Other
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	1	92
Non-steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	91	45
Non-steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	861	269
Non-steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	490	178
Non-steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	740	517
By-product sales
Disclosure of products and services [line items]
Sales	601	399
By-product sales | Other
Disclosure of products and services [line items]
Sales	0	0
By-product sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	43	43
By-product sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	52	35
By-product sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	439	276
By-product sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	67	45
By-product sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Other sales
Disclosure of products and services [line items]
Sales	1,226	1,133
Other sales | Other
Disclosure of products and services [line items]
Sales	9	7
Other sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	117	219
Other sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	130	97
Other sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	816	671
Other sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	143	132
Other sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	$ 11	$ 7